SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Maturity terms of term deposits- minimum	3 months
Maturity terms of term deposits- maximum	1 year
Foreign currency risk
Aggregate amounts of cash and cash equivalent denominated in RMB	$ 97,336	$ 30,221	$ 63,154	$ 11,875
Foreign currency risk | China, Yuan Renminbi
Foreign currency risk
Aggregate amounts of cash and cash equivalent denominated in RMB	$ 30,172	$ 15,853